Taxes payable	12 Months Ended
Dec. 31, 2020
Taxes payable
Taxes payable
27	Taxes payable
Taxes payable comprise:

	As at 31 December
	2020	2019

VAT payable	1,159,562	908,491
Income tax payable	288,106	748,957
Others	597,201	444,169

Total	2,044,869	2,101,617